OTHER ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
Disclosure of other accounts receivables [Abstract]
Disclosure of trade and other receivables [text block]
NOTE 12 – OTHER ACCOUNTS RECEIVABLE, NET

The detailed information of other accounts receivable as of December 31, 2017 and 2016 is as follows:

	December 31, 2017		December 31, 2016
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	1,070,936	Ps.	1,066,628
Financial assets in concession contract at amortized cost ( See note 16)		786,018		203,241
Credit card compensations and network compensation		426,090		249,430
Fees, services and advances		258,850		272,488
Dormant customer deposits ICETEX (1)		256,806		237,034
Payment in advance		228,765		262,473
Debtors		224,340		178,785
Commissions		186,646		131,867
Transfers in process		185,634		166,153
Deposits		142,168		138,520
Payment in advance to supplier's contract		117,858		39,309
Holding and parent establishment		114,513		230,950
Transfers to the National Treasury		58,042		52,351
Storage services		43,767		41,282
Quota shares retirement pensions		28,485		30,396
Claims to insurance companies		14,450		19,201
Dividends		3,561		16,263
Deductible taxes		11,961		15,611
Promissory sellers		15,144		11,661
Payment in advance for industry and trade taxes		13,392		11,553
Others		278,708		344,476
Gross balance of other accounts receivable		4,466,134		3,719,672
Impairment allowance		(226,862)		(195,078)
Other accounts receivable, net	Ps.	4,239,272	Ps.	3,524,594

(1) Pursuant to Colombian Law number 1777 of 2016, financial institutions in Colombia since August 1, 2016, must transfer the funds from clients’ in dormant customer deposits to a special fund as a loan to a Colombian Government entity denominated “ICETEX”, and classified as “Other accounts receivable” given it is permanently deemed refundable to any particular client. This Government entity Fund is responsible for managing the monies funds with the commitment to return them at the time the bank customer account holder requests them. Dormant client’s customer deposits are accounts of savings or current accounts that exceed the 322 UVR (Real Value Units) equivalent to Ps. 81,663 pesos, on which no deposit, withdrawal, transfer or, in general, debit or credit movements have been made during an uninterrupted period of three years.

Roll-forward on the allowance to accounts receivable for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	195,078	Ps.	194,450	Ps.	222,385
Provision charged to profit or loss		98,024		105,942		96,775
Recovery for partial payments from the clients		(18,383)		(32,514)		(40,185)
Charge-offs		(48,171)		(72,120)		(85,880)
Exchange gains (losses) in foreign currency		314		(680)		1,355
Balance at the end of the year	Ps.	226,862	Ps.	195,078	Ps.	194,450